Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Benefit Plans [Abstract]
Benefit Plan Funded Status and Components of Net Periodic Pension Cost [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$3,687	$3,612
Service cost	—	—
Interest cost	252	247
Actuarial loss (gain)	266	(14)
Benefits paid	(162)	(158)

Benefit obligation—end of year	$4,043	$3,687

Change in plan assets:
Fair value of assets—beginning of year	$3,081	$2,987
Actual return on plan assets	538	(49)
Benefits paid	(162)	(158)
Contributions	700	301

Fair value of assets—end of year	$4,157	$3,081

	September 30,
	2012	2011
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$4,043	$3,687

Projected benefit obligation	$(4,043)	$(3,687)
Fair value of assets	4,157	3,081

Funded status	$114	$(606)

Prepaid (accrued) pension cost included in other assets (liabilities)	$114	$(606)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(617)	$(701)

Funded Status and Components of Net Periodic Pension Cost and Valuation Assumptions

	Years Ended September 30,
	2012	2011
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$—
Interest cost	252	247
Expected return on assets	(218)	(206)
Amortization of unrecognized net loss	30	10

Total net periodic pension expense	$64	$51

Valuation assumptions:
Discount rate	6.5%	7.0%
Rate of return on long-term assets	7.0%	7.0%
Salary increase rate	0.0%	0.0%

Schedule of Plan Assets [Table Text Block]

	September 30,
	2012	2011
Separate account—Prudential Large Cap Blend / Victory Fund	43%	44%
Guaranteed insurance funds	57%	56%

	100%	100%

Schedule of Fair Value of Plan Assets [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,796	$—	$1,796	$—
Guaranteed investment contract	$2,361	$—	$—	$2,361

Schedule of Expected Benefit Payments [Table Text Block]

Years ending September 30,
2013	$191
2014	223
2015	225
2016	225
2017	225
2018 to 2021	1,661

$2,750

Summary of ESOP Shares [Table Text Block]

	September 30,
	2012	2011
Unearned shares	134,271	138,381
Shares committed to be released	4,110	4,110
Shares released	26,032	21,922

Total shares	164,413	164,413

Fair value of unearned shares	$1,074,000	$1,439,000